FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Highlights
                                                       YEAR ENDED JULY 31,
                                                            2001         2000/a
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                         $10.05      $10.00

Income from investment operations:
Net investment income                                         .861        .288
Net realized and unrealized gains (losses)                   (.173)       .050
Total from investment operations                              .688        .338

Less distributions from net investment income                (.861)      (.288)

Net asset value, end of year                                $9.88      $10.05

Total return/b                                               7.13%       3.42%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)                          $218,545      $37,370
Ratios to average net assets:
Expenses                                                      .62%       1.00%/c
Expenses excluding waiver and payments by                    1.01%       2.27%/c
affiliate
Net investment income                                        8.34%       8.62%/c
Portfolio turnover rate                                     37.87%      11.10%


a/For the period March 24, 2000 (effective date) to July 31, 2000. b/Total return is not annualized for periods less than one year.
c/Annualized

                       See notes to financial statements.





FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Floating Rate Master Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end, continuously offered investment company. The Trust consists of one series, the Franklin Floating Rate Master Series (the Fund), shares of which are issued in private placements and are exempt from registration under the Securities Act of 1933. The Fund seeks current income and preservation of capital. The following summarizes the Fund's significant accounting policies.

A.    SECURITY VALUATION:

The Fund invests primarily in senior secured corporate loans and senior secured debt that meet credit standards established by Franklin Advisers, Inc. Investment in these securities may be considered illiquid and prompt sale of these securities at an acceptable price may be difficult.

The Fund values its securities based on quotations provided by banks, broker/dealers or pricing services experienced in such matters. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B.    INCOME TAXES:

No provision has been made for income taxes because all income and expenses are allocated to the partners for inclusion in their individual income tax returns.

C.    SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discount from securities is amortized on an income tax basis. Facility fees received are recognized as income over the expected term of the loan. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

D.    OFFERING COSTS:

Offering costs are amortized on a straight-line basis over twelve months.

E.    ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

2. SHARES OF BENEFICIAL INTEREST

The Fund may, on a quarterly basis, make tender offers at net asset value for the repurchase of a portion of the common shares outstanding. The price will be established as of the close of business on the day the tender offer ends.

At July 31, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                      YEAR ENDED JULY 31,
--------------------------------------------------------------------------------
                        2001                               2000/a
--------------------------------------------------------------------------------
                       Shares           Amount         Shares       Amount
--------------------------------------------------------------------------------
Shares sold         20,638,742    $  206,166,364    3,718,554  $ 37,241,658
Shares redeemed     (2,231,376)      (22,396,660)          -              -
                    ------------------------------------------------------------
Net increase        18,407,366    $  183,769,704    3,718,554  $ 37,241,658
                    ------------------------------------------------------------
                    ------------------------------------------------------------
a/For the period March 24, 2000 (effective date) through July 31, 2000.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, LLC (FT Services) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, principal underwriter, administrative manager and transfer agent, respectively and of the Franklin Floating Rate Fund, PLC.

The Fund pays an investment management fee to Advisers of .80% per year of the average daily net assets of the Fund.

The Fund pays an administrative fee to FT Services based on the net assets of the Fund as follows:

ANNUALIZED
FEE RATE   AVERAGE DAILY NET ASSETS
-------------------------------------------------------
     .150% First $200 million
     .135% Over $200 million, up to and including $700 million
     .100% Over $700 million, up to and including $1.2 billion
     .075% In excess of $1.2 billion

FT Services and Advisers agreed in advance to waive administrative fees and management fees, as noted in the Statement of Operations.


NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES (CONT.)

At July 31, 2001, the shares of the Fund were owned by the following entities:

                                                           PERCENTAGE OF
                                                             OUTSTANDING
                                        SHARES                  SHARES
                                  --------------------------------------
Franklin Floating Rate Fund PLD         21,992,955               99.90%
Franklin Resources, Inc.                    10,000                 .05%
Templeton Investment Counsel, Inc.          10,000                 .05%


4. INCOME TAXES

At July 31, 2001, the net unrealized depreciation based on the cost of investments for income tax purposes of $219,235,198 was as follows:

             Unrealized appreciation         $   1,566,392
             Unrealized depreciation            (3,880,630)
                                             --------------
             Net unrealized depreciation     $  (2,314,238)
                                             --------------
                                             --------------

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 2001 aggregated $231,158,718 and $43,380,807, respectively.


6. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 91.4% of its portfolio invested in lower rated and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. At July 31, 2001, the Fund held defaulted securities with a value aggregating $1,004,434 representing .46% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.

INDEPENDENT AUDITORS' REPORT



In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations, cash flows, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Floating Rate Master Trust ("the Fund") at July 31, 2001, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, California
September 6, 2001




FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Statement of Investments, July 31, 2001


                                                                         PRINCIPAL
                                                                          AMOUNT        VALUE
-------------------------------------------------------------------------------------------------
  a/SENIOR FLOATING RATE INTERESTS 99.2%
    APPAREL/FOOTWEAR .8%
    Levi Strauss & Co., Term Loan B, 7.025%, 8/29/03                  $  1,790,128    $ 1,781,177

    AUTO PARTS: O.E.M. 2.9%
    Dayco Products LLC, Term Loan B, 6.109 - 7.056%, 5/31/07               889,378        866,588
    SPX Corp.,
       Term Loan B, 6.438 - 6.875%, 12/31/06                               738,750        740,662
       Term Loan C, 6.625 - 7.125%, 12/31/07                             2,990,000      2,999,810
    Tenneco Automotive Inc.,
       Term Loan B, 8.09%, 11/04/07                                        950,952        807,418
       Term Loan C, 8.34%, 5/04/08                                         950,952        809,202
                                                                                       ----------
                                                                                        6,223,680
                                                                                       ----------

    BOOKS/MAGAZINES 2.2%
    Advanstar Communications Inc., Term Loan B, 7.50%, 11/02/08          1,782,857      1,790,101
    Primedia Inc., Term Loan B, 6.54%, 6/30/09                           3,000,000      2,984,250
                                                                                       ----------
                                                                                        4,774,351

    BROADCASTING 4.9%
    Benedek Broadcasting Corp., Term Loan B, 6.96%, 11/20/07             3,000,000      2,707,500
    Emmis Communications Corp., Term Loan B, 6.75 - 7.174%, 8/31/09      2,000,000      2,007,322
    Entravision Communications Corp., Term Loan B, 6.563%, 12/31/08      2,000,000      2,012,000
    Sinclair Broadcast Group Inc., Incremental Term Loan B, 7.21%,
    9/30/09                                                              3,000,000      3,024,375
    Telemundo Group Inc., Term Loan B, 7.19%, 3/31/08                    1,000,000      1,004,875
                                                                                       ----------
                                                                                       10,756,072
                                                                                       ----------

    BUILDING PRODUCTS .6%
    Magnatrax Corp., Term Loan B, 7.82%, 11/15/05                          468,593        428,762
    Tapco International Inc.,
       Term Loan B, 6.96%, 7/23/07                                         494,949        480,101
       Term Loan C, 7.21%, 7/23/08                                         494,949        480,101
                                                                                       ----------
                                                                                        1,388,964
                                                                                       ----------

    CABLE TELEVISION TV 9.5%
    Century Cable (Adelphia), Term Loan, 6.79 - 6.86%, 6/30/09           5,000,000      5,007,460
    Charter Communications CC VIII, Term Loan B, 6.54%, 2/14/08          3,000,000      2,998,875
    Charter Communications Operating LLC, Incremental Term Loan,
    6.26%, 9/18/08                                                       3,000,000      2,991,375
    Insight Midwest Holdings, Term Loan, 6.563%, 12/31/09                2,000,000      2,016,750
    MCC Iowa (Broadband), Term Loan B, 6.26 - 6.29%, 9/30/10             3,000,000      3,000,000
    UPC Distribution Holdings BV, Term Loan B, 8.00%, 3/31/09            2,000,000      1,626,666
    Videotron Itee, Term Loan B, 8.50%, 12/01/09                         3,000,000      3,022,501
                                                                                       ----------
                                                                                       20,663,627
                                                                                       ----------
    CASINOS/GAMING 5.7%
    Alliance Gaming Corp., Term Loan B, 7.57 - 7.60%, 12/31/06           2,000,000      2,006,250
    Ameristar Casinos Inc.,
       Term Loan B, 7.438%, 12/20/06                                       906,686        910,653
       Term Loan C, 7.688%, 12/20/07                                       777,160        780,560
    Argosy Gaming Co., Term Loan B, 8.25%, 7/31/08                       2,000,000      2,020,000
    Boyd Gaming Corp., Term Loan B, 6.46 - 7.35%, 6/15/03                  645,500        643,080
    Greektown Casinos, Term Loan B, 7.75 - 8.125%, 9/16/04
                                                                         1,995,000      1,999,988
    Isle of Capri Casinos Inc.,
       Term Loan B, 6.95 - 8.22%, 3/02/06                                  263,333        263,498
       Term Loan C, 7.075 - 7.315%, 3/02/07                                230,417        230,561
    Penn National Gaming, Term Loan B, 7.716 - 8.056%, 8/08/06           2,487,437      2,499,787
    Scientific Games Corp., Term Loan B, 8.063 - 8.25%, 9/30/07            992,500        985,057
                                                                                       ----------
                                                                                       12,339,434
                                                                                       ----------

    CELLULAR TELEPHONE 5.6%
    Alamosa Holdings Inc., Term Loan, 7.875%, 2/15/08                    2,500,000      2,475,000
    Centennial Cellular Operating Co., Term Loan B, 6.73 - 6.96%,
    5/31/07                                                                493,695        486,059
    Dobson Operating Company LLC, Term Loan B, 6.78%, 1/31/07              492,500        484,128
    Nextel Communications Inc.,
       Term Loan B, 7.415%, 1/29/08                                      1,500,000      1,410,435
       Term Loan C, 7.75%, 7/29/08                                       1,500,000      1,410,435
       Term Loan D, 7.125%, 3/31/09                                      1,000,000        920,938
    VoiceStream PCS Holding LLC, Term Loan B, 6.83%, 6/30/09             5,000,000      5,001,251
                                                                                       ----------
                                                                                       12,188,246
                                                                                       ----------

    CHEMICALS: AGRICULTURAL .9%
    IMC Global Inc., Term Loan B, 7.50 - 7.875%, 11/17/06                2,000,000      2,006,666
                                                                                       ----------

    CHEMICALS: MAJOR DIVERSIFIED 2.3%
    Noveon Inc., Term Loan B, 7.438 - 7.50%, 9/30/08                     3,000,000      2,993,571
    RK Polymers LLC, Term Loan B, 9.25%, 3/07/09                         2,000,000      1,962,500
                                                                                       ----------
                                                                                        4,956,071

    COMMUNICATIONS .9%
    Spectrasite Communications Inc., Term Loan B, 7.56 - 7.74%,
    2/22/07                                                              2,000,000      1,885,312
                                                                                       ----------
    CONSUMER SERVICES .5%
    Sotheby's Holdings Inc., Term Loan B, 6.77 - 6.81%, 8/11/02          1,000,000        995,000

    CONSUMER SPECIALTIES .2%
    Jostens Inc., Term Loan B, 7.57%, 5/31/08                              495,062        492,793
                                                                                       ----------

    CONSUMER SUNDRIES 2.0%
    Flowers Foods Inc., Term Loan B, 6.625%, 3/26/07                       750,000        756,750
    Playtex Products Inc., Term Loan B, 7.07%, 5/31/09                   2,500,000      2,527,500
    Scotts Co., Term Loan, 6.29 - 6.813%, 12/31/07                         999,038      1,006,185
                                                                                       ----------
                                                                                        4,290,435

    CONTAINERS/PACKAGING 3.9%
    Crown, Cork & Seal Company Inc., Term Loan B, 7.31%, 3/04/02         2,000,000      1,987,500
    Graham Packaging Co., Term Loan D, 7.188 - 8.25%, 1/31/07            1,744,862      1,658,574
    Greif Brothers Corp., Term Loan B, 6.95%, 3/01/08                    1,936,925      1,944,043
    Impress Metal Packaging, Term Loan G, 6.962%, 12/31/06               1,990,000      1,975,075
    US Can Corp., Term Loan B, 7.56 - 9.50%, 10/03/08                      995,833        987,742
                                                                                       ----------
                                                                                        8,552,934
                                                                                       ----------

    DIVERSIFIED COMMERCIAL SERVICES .7%
    Iron Mountain Inc., Term Loan B, 6.75%, 2/28/06                        498,125        503,151
    TravelCenters of America, Term Loan B, 7.08%, 11/14/08               1,000,000      1,008,750
                                                                                       ----------
                                                                                        1,511,901

    DIVERSIFIED MANUFACTURING 1.2%
    Mascotech Inc., Term Loan B, 7.75%, 11/28/08                           999,000        924,907
    Superior Telecom Inc., Term Loan B, 7.875%, 11/27/05                   988,670        752,801
    Enersys Inc. (Yuasa), Term Loan B, 7.28 - 7.56%, 11/09/08              995,000        997,487
                                                                                       ----------
                                                                                        2,675,195
                                                                                       ----------

    DRUG STORE CHAINS 1.4%
    Rite Aid Corp., Term Loan, 7.313 - 7.375%, 3/15/05                   3,000,000      3,000,750
                                                                                       ----------

    ELECTRIC UTILITIES: SOUTH 1.3%
    AES Texas Funding III, Term Loan, 6.563%, 3/31/02                    2,804,615      2,801,987
                                                                                       ----------

    ELECTRONIC COMPONENTS .9%
    Seagate Technology Inc., Term Loan B, 7.063%, 11/22/06               1,990,000      1,969,354
                                                                                       ----------

    ENGINEERING & CONSTRUCTION .3%
  b Washington Group International Inc., Term Loan B, 9.00%, 7/07/07       995,000        693,184
                                                                                       ----------

    ENVIRONMENTAL SERVICES 2.4%
    Allied Waste Industries Inc.,
       Term Loan B, 6.563 - 6.688%, 7/30/06                              2,409,168      2,401,921
       Term Loan C, 6.813 - 7.00%, 7/30/07                               2,891,001      2,882,305
                                                                                       ----------
                                                                                        5,284,226
                                                                                       ----------

    FOOD CHAINS 2.8%
    Buffet Inc., Term Loan B, 7.50 - 7.563%, 1/15/07                     1,986,667      2,001,980
    Pathmark Stores Inc., Term Loan B, 7.875%, 6/30/07                     996,667        997,664
    Winn-Dixie Stores Inc., Term Loan B, 6.563%, 3/31/07                 2,992,500      3,014,477
                                                                                       ----------
                                                                                        6,014,121

    FOREST PRODUCTS .5%
    Potlatch Corp., Term Loan, 6.57%, 6/29/05                            1,000,000      1,010,417
                                                                                       ----------

    HOMEBUILDING .5%
    Lennar Corp., Term Loan C, 6.375%, 5/02/07                             990,000        995,879
                                                                                       ----------

    HOSPITAL/NURSING MANAGEMENT 5.9%
    Healthsouth Corp., Term Loan, 5.71%, 6/22/03                         2,000,000      1,945,000
    Iasis Healthcare Corp., Term Loan B, 7.95 - 7.98%, 9/30/06           4,984,015      4,990,689
    Stewart Enterprises Inc., Term Loan B, 7.195 - 7.205%, 6/30/06       3,000,000      3,008,751
    Triad Hospitals Inc., Term Loan B, 6.81%, 9/30/08                    3,000,000      3,032,250
                                                                                       ----------
                                                                                       12,976,690
                                                                                       ----------

    HOTEL/RESORTS 2.8%
    Extended Stay America Inc., Term Loan B, 6.563%, 7/01/07             2,000,000      2,014,166
    Sunburst Hospitality Corp.,
       Term Loan 1, 7.81%, 1/04/03                                         106,277        105,878
       Term Loan 2, 7.81%, 12/21/05                                      1,384,615      1,379,423
    Wyndham International Inc., Increasing Rate Note, 8.625%, 6/05/03    2,696,552      2,672,207
                                                                                       ----------
                                                                                        6,171,674
                                                                                       ----------

    INDUSTRIAL MACHINERY .9%
    Dresser Inc., Term Loan B, 7.31%, 4/10/09                            2,000,000      2,027,000
                                                                                       ----------

    MANAGED HEALTH CARE .9%
    Oxford Health Plans Inc., Term Loan, 7.27 - 7.33%, 6/30/06           1,875,000      1,880,859
                                                                                       ----------

    MEDIA CONGLOMERATES .2%
    Pegasus Media Communications Corp., Term Loan B, 7.313%, 4/30/05       497,500        492,318
                                                                                       ----------

    MEDICAL SPECIALTIES 1.6%
    Advance PCS Inc., Term Loan B, 7.36%, 9/30/07                        1,496,250      1,511,213
    Alliance Imaging Inc.,
       Term Loan B, 7.813%, 11/02/07                                       447,761        448,601
       Term Loan C, 8.063%, 11/02/08                                       552,239        553,274
    Sybron Dental Inc.,
       Kerr Corp., 7.534 - 7.63%, 11/28/07                                 496,805        500,842
       Ormco Corp., 7.534 - 7.63%, 11/28/07                                497,500        501,543
                                                                                       ----------
                                                                                        3,515,473
                                                                                       ----------

    MEDICAL/NURSING SERVICES 1.8%
    Apria Healthcare Group Inc., Term Loan B, 6.80%, 7/20/07             2,000,000      2,002,500
    Davita Inc., Term Loan B, 6.60 - 7.00%, 3/31/06                      1,985,000      2,004,317
                                                                                       ----------
                                                                                        4,006,817
                                                                                       ----------
    METAL FABRICATION .2%
    Mueller Group, Term Loan D, 7.72 - 8.00%, 8/16/07                      493,750        496,836
                                                                                       ----------

    MILITARY/GOVERNMENT/TECHNICAL 2.5%
    Alliant Techsystems Inc., Term Loan B, 6.75%, 4/20/09                2,992,500      3,033,958
    Titan Corp., Term Loan C, 6.76 - 6.878%, 2/23/07                       493,750        490,664
    Veridian Corp., Term Loan, 7.54 - 8.99%, 9/14/06                     1,980,000      1,980,000
                                                                                       ----------
                                                                                        5,504,622

    MOVIES/ENTERTAINMENT .3%
    Dreamworks Film Trust II, Term Loan B, 6.47%, 1/15/09                  300,000        301,406
    Fitness Holdings Worldwide Inc., Term Loan B, 8.00%, 11/02/06          423,257        402,094
                                                                                       ----------
                                                                                          703,500
                                                                                       ----------

    NEWSPAPERS .9%
    Canwest Media Inc.,
       Term Loan B, 7.57%, 5/15/08                                       1,224,802      1,233,682
       Term Loan C, 7.82%, 5/15/09                                         765,198        770,746
                                                                                       ----------
                                                                                        2,004,428
                                                                                       ----------

    NON-U.S. UTILITIES .9%
    AES EDC Funding II, Term Loan, 6.955%, 10/06/03                      2,000,000      1,995,312
                                                                                       ----------

    OTHER TELECOMMUNICATIONS 1.2%
  b/360 Networks Inc., Term Loan, 10.25%, 12/15/07                       1,000,000        311,250
  Global Crossing Ltd., Term Loan B, 6.46%, 8/15/06                      1,000,000        942,875
    Time Warner Telecommunications Inc., Term Loan B, 8.74%, 12/15/07    1,000,000        979,375
    XO Communications Inc., Term Loan B, 7.813%, 6/30/07                   500,000        350,556
                                                                                       ----------
                                                                                        2,584,056
                                                                                       ----------

    PACKAGED FOOD 3.3%
    Agrilink Foods,
       Term B, 7.73%, 9/30/04                                            1,478,942      1,427,179
       Term C, 7.98%, 9/30/05                                            1,516,119      1,463,056
    Aurora Foods Inc., Term Loan A, 7.525%, 6/30/05                      2,742,857      2,688,000
    CP Kelco,
       Term Loan B, 7.46%, 3/15/08                                         675,000        650,616
       Term Loan C, 7.71%, 9/15/08                                         225,000        216,872
    Merisant, Term Loan B, 7.00%, 3/31/07                                  663,515        664,621
                                                                                       ----------
                                                                                        7,110,344
                                                                                       ----------

    PAPER .6%
    Stone Container Corp.,
       Term Loan F, 7.125%, 12/31/05                                       557,117        559,091
       Term Loan G, 7.438%, 12/31/06                                       411,886        412,864
       Term Loan H, 7.438%, 12/31/06                                       354,381        355,222
                                                                                       ----------
                                                                                        1,327,177
                                                                                       ----------

    PRINTING/FORMS .7%
    Mail-Well Inc., Term Loan B, 6.78 - 6.84%, 2/22/07                   1,696,876      1,622,638
                                                                                       ----------

    PROCESS INDUSTRIES .9%
    Messer Griesheim Industries,
       Term Loan B, 6.613%, 4/28/10                                        701,626        707,765
       Term Loan C, 7.113%, 4/28/10                                      1,298,374      1,309,735
                                                                                       ----------
                                                                                        2,017,500
                                                                                       ----------
    PRODUCER MANUFACTURING 1.8%
    Manitowoc Co., Term Loan B, 6.725%, 5/09/07                          1,000,000      1,008,500
    Terex Corp., Term Loan C, 6.775%, 3/06/06                            3,000,000      3,009,375
                                                                                       ----------
                                                                                        4,017,875
                                                                                       ----------

    PROPERTY/CASUALTY INSURANCE 1.8%
    White Mountain Insurance Group Ltd., Term Loan B, 6.815%, 3/31/07    4,000,000      4,012,500
                                                                                       ----------

    RAILROADS .6%
    Helm Holding Corp., Term Loan B, 7.543%, 10/18/06                      995,000        955,200
    Kansas City Southern Industries Inc., Term Loan B, 6.83 - 6.875%,
    1/11/07                                                                248,750        251,082
                                                                                       ----------
                                                                                        1,206,282

    REAL ESTATE INVESTMENT TRUSTS 5.0%
    Meditrust Co., Term Loan, 7.41%, 5/31/03                             2,000,000      2,003,334
    Ventas Realty LP,
       Term Loan A, 6.46%, 12/31/02                                      1,772,368      1,750,213
       Term Loan B, 7.46%, 12/31/05                                      4,570,670      4,513,535
       Term Loan C, 7.96%, 12/31/07                                      2,777,176      2,742,460
                                                                                       ----------
                                                                                       11,009,542
                                                                                       ----------

    RENTAL/LEASING  COMPANIES 2.9%
    Ashtead Group Plc., Term Loan B, 6.83%, 6/30/07                        990,000        981,956
    Nations Rent Inc., Term Loan, 8.25%, 7/20/06                         3,465,000      2,408,175
    Rent-Way Inc., Term Loan B, 9.75%, 9/30/06                             985,234        862,080
    United Rentals (North America) Inc., Term Loan B, 6.79 - 6.85%,
    9/30/07                                                              1,995,000      1,998,012
                                                                                       ----------
                                                                                        6,250,223
                                                                                       ----------

    SEMICONDUCTORS .4%
    ON Semiconductor Corp., Term Loan D, 7.563%, 8/04/07                 1,000,000        801,250
                                                                                       ----------

    SPECIALTY CHEMICALS 1.8%
    Hercules Inc., Term Loan D, 6.99%, 11/15/05                          1,990,000      1,972,090
    Ineos Group Ltd., Term Loan C, 7.33%, 6/30/09                        2,000,000      1,998,750
                                                                                       ----------
                                                                                        3,970,840

    TELECOMMUNICATIONS EQUIPMENT .9%
    Acterna Corp., Term Loan B, 6.96 - 9.00%, 9/30/07                      980,392        900,326
    Arch Wireless Inc., Term Loan B - 1, 7.313 - 7.438%, 6/30/06           593,158        133,461
    Crown Castle Operating Co., Term Loan B, 6.46%, 3/15/08              1,000,000        998,438
                                                                                       ----------
                                                                                        2,032,225
                                                                                       ----------

    TOBACCO .5%
    UST Inc., Term Loan B, 6.375 - 7.813%, 2/16/05                         992,500      1,006,147
                                                                                       ----------

    TRANSPORTATION 1.3%
    Great Lakes Transportation, Term Loan, 7.75 - 7.813%, 3/23/08        2,955,000      2,895,900
                                                                                       ----------

    UTILITIES 1.3%
    Mission Energy Holdings,
       Term Loan A, 11.29%, 6/30/06                                        779,221        753,896
       Term Loan B, 11.29%, 6/30/06                                      2,220,779      2,148,603
                                                                                       ----------
                                                                                        2,902,499
                                                                                       ----------

    WHOLESALE DISTRIBUTORS .4%
    Wilmar Industries Inc., Term Loan B, 7.79%, 3/31/07                    992,500        942,875
                                                                                     ------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $219,051,416)                          216,737,178
                                                                                     ------------

  c/REPURCHASE AGREEMENT .1%
    Joint Repurchase Agreement, 3.859%, 8/01/01, (Maturity Value
    $183,802) (COST $183,782)                                              183,782        183,782
    ABN AMRO Inc.
    Banc of America Securities LLC
    Barclays Capital Inc.
    Bear, Stearns & Co. Inc.
    Credit Suisse First Boston Corp.
    Deutsche Bank / Alex Brown Inc.
    Dresdner Kleinwort Wasserstein Securities LLC
    Lehman Brothers Inc.
    Morgan Stanley & Co. Inc.
    Nesbitt Burns Securities Inc.
    Paribas Corp.
    SG Cowen Securities Corp.
    UBS Warburg LLC
    Collateralized by U.S. Treasury Bills, Notes and Bonds

    TOTAL INVESTMENTS (COST $219,235,198) 99.3%
                                                                                      -----------
                                                                                      216,920,960
                                                                                      -----------
    OTHER ASSETS, LESS LIABILITIES .7%                                                  1,623,606
    NET ASSETS 100.0%                                                                 -----------
                                                                                     $218,544,566
                                                                                      -----------

  a/Senior secured corporate loans in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (LIBOR), on the set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. Bank.
  b/See Note 6 regarding defaulted securities.
  c/Investment is through participation in a joint account with other funds managed by the investment advisor. At July 31, 2001, all repurchase agreements had been entered into on that date.


                              See notes to financial statements.



FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2001

Assets:
   Investments in securities:
    Cost                                       $ 219,235,198
                                          ------------------
    Value                                        216,920,960
   Cash                                              378,637
   Receivables:
    Investment securities sold                       182,770
    Capital shares sold                            1,116,097
    Interest                                       1,316,666
                                          ------------------
     Total assets                                219,915,130
                                          ------------------
Liabilities:
 Payables:
   Investment securities purchased                     1,469
   Affiliates                                         94,289
 Distribution to shareholders                      1,252,018
 Other liabilities                                    22,788
                                          ------------------
    Total liabilities                              1,370,564
                                          ------------------

     Net assets, at value                      $ 218,544,566
                                          ------------------
Net assets consist of:
   Net unrealized depreciation                 $ (2,314,238)
   Accumulated net realized loss                   (152,558)
   Capital shares                                221,011,362
                                          ------------------
     Net assets, at value                      $ 218,544,566
                                          ------------------

Net asset value and maximum offering
price per share ($218,544,566 -:-
22,125,920 shares outstanding)                 $        9.88
                                           -----------------



                           See notes to financial statements.



FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2001

Investment income:
 Interest                                       $  11,172,432
                                               --------------

Expenses:
 Management fees (Note  3)                            991,797
 Administrative fees (Note 3)                         185,811
Transfer agent fees (Note 3)                            2,196
Custodian fees                                            646
Reports to shareholders                                   308
Professional fees                                      50,813
Directors'/Trustees' fees and expenses                    335
Amortization of offering costs (Note 1 )               10,646
Other                                                  17,759
                                               --------------
 Total expenses                                     1,260,311
 Expenses waived/paid by affiliate (Note 3)         (492,364)
                                               --------------
   Net expenses                                       767,947
                                               --------------
    Net investment income                          10,404,485
                                               --------------
 Realized and unrealized losses:
  Net realized loss from investments                (156,505)
  Net unrealized depreciation on investments      (2,438,756)
                                               --------------
   Net realized and unrealized loss               (2,595,261)
                                               --------------
   Net increase in net assets resulting from
   operations                                  $    7,809,224
                                               --------------
                                               --------------


                            See notes to financial statements.






FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JULY 31, 2001

                                                                    2001                            2000
                                                              ------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income                                           $ 10,404,485                     $ 659,510
  Net realized gain (loss) from investments                           (156,505)                        3,947
  Net unrealized appreciation (depreciation) on investments         (2,438,756)                      124,518
                                                              ------------------------------------------------------
    Net increase in net assets resulting from operations             7,809,224                       787,975
Distributions to shareholders from net investment income           (10,404,485)                     (659,510)
Capital share transactions (Note 2)                                183,769,704                    37,241,658
                                                              ------------------------------------------------------
    Net increase in net assets                                     181,174,443                    37,370,123
Net assets (there is no undistributed net investment income
 at the beginning or end of year)
  Beginning of year                                                 37,370,123                         -
                                                              ------------------------------------------------------
  End of year                                                    $ 218,544,566                  $ 37,370,123
                                                              ------------------------------------------------------
                                                              ------------------------------------------------------


                        See notes to financial statements.


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Statements (continued)

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED JULY 31, 2001

Cash flow from operating activities:
 Interest and facility fees received            9,895,684
 Operating expenses paid                         (732,119)
                                            --------------
  Cash provided - operations                    9,163,565
                                            --------------

Cash flow from investing activities:
 Investment purchases                      (2,518,900,482)
 Investment sales and maturities            2,336,305,578
                                            --------------
                                            --------------
  Cash used - investments                    (182,594,904)
                                            --------------

Cash flow from financing activities:
 Distributions to shareholders                 (9,377,435)
 Net proceeds from capital shares sold        183,171,475
                                            --------------
  Cash provided - financing activities        173,794,040
                                            --------------

Net increase in cash:                             362,701
                                            --------------
 Cash at beginning of year                         15,936
                                            --------------
  Cash at end of year                           $ 378,637
                                            --------------
                                            --------------




RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES FOR THE YEAR ENDED JULY 31, 2001

Net investment income                        $ 10,404,485
 Amortization income                             (272,865)
 Increase in interest receivable               (1,096,995)
 Increase in other liabilities                     25,182
 Facility fees received                            93,112
 Amortization of offerng costs                     10,646
                                             -------------
Cash provided - operations                    $ 9,163,565
                                             -------------



                        See notes to financial statements.








































































FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Statements (continued)

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED JULY 31, 2001

Cash flow from operating activities:
Interest and facility fees received          $ 9,895,684
Operating expenses paid                         (732,119)
                                            -------------
Cash provided - operations                     9,163,565
                                            -------------

Cash flow from investing activities:
Investment purchases                        (2,518,900,482)
Investment sales and maturities             2,336,305,578
                                            -------------
                                            -------------
Cash used - investments                     (182,594,904)
                                            -------------

Cash flow from financing activities:
Distributions to shareholders                 (9,377,435)
Net proceeds from capital shares sold        183,171,475
                                            -------------
Cash provided - financing activities         173,794,040
                                            -------------

Net increase in cash:                            362,701
                                            -------------
Cash at beginning of year                         15,936
                                            -------------
                                            -------------
Cash at end of year                            $ 378,637
                                            -------------




RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES FOR THE YEAR ENDED JULY 31, 2001

Net investment income                       $ 10,404,485
Amortization income                             (272,865)
Increase in interest receivable               (1,096,995)
Increase in other liabilities                     25,182
Facility fees received                            93,112
Amortization of offerng costs                     10,646
                                            -------------
Cash provided - operations                   $ 9,163,565
                                            -------------



                        See notes to financial statements.








































































FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Statements (continued)

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED JULY 31, 2001

Cash flow from operating activities:
Interest and facility fees received          $ 9,895,684
Operating expenses paid                         (732,119)
                                            -------------
Cash provided - operations                     9,163,565
                                            -------------

Cash flow from investing activities:
Investment purchases                        (2,518,900,482)
Investment sales and maturities             2,336,305,578
                                            -------------
                                            -------------
Cash used - investments                     (182,594,904)
                                            -------------

Cash flow from financing activities:
Distributions to shareholders                 (9,377,435)
Net proceeds from capital shares sold        183,171,475
                                            -------------
Cash provided - financing activities         173,794,040
                                            -------------

Net increase in cash:                            362,701
                                            -------------
Cash at beginning of year                         15,936
                                            -------------
                                            -------------
Cash at end of year                            $ 378,637
                                            -------------




RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES FOR THE YEAR ENDED JULY 31, 2001

Net investment income                       $ 10,404,485
Amortization income                             (272,865)
Increase in interest receivable               (1,096,995)
Increase in other liabilities                     25,182
Facility fees received                            93,112
Amortization of offerng costs                     10,646
                                            -------------
Cash provided - operations                   $ 9,163,565
                                            -------------



                        See notes to financial statements.



INTEREST & FACILITY FEES RECEIVED
Beginning interest receivable            219,671
Add interest income                   11,172,432
Add facility fees received                93,112
Less ending interest receivable       (1,316,666)
Less amortization income                (272,865)
                                 -------------------
SUBTOTAL                               9,895,684 x
                                 -------------------

OPERATING EXPENSES PAID
Beginning expense liabilities             88,321
Add net expenses                         767,947
Less amortization of offering costs      (10,646)
Less ending expense liabilities         (113,503)
                                 -------------------
SUBTOTAL                                 732,119
                                 -------------------

CASH PROVIDED BY OPERATIONS            9,163,565
                                 -------------------


DISTRIBUTIONS TO SHAREHOLDERS
Beginning dividend payable               224,968
Add dividend distributions            10,404,485
Less ending dividend payable          (1,252,018)
                                 -------------------
SUBTOTAL                               9,377,435 x
                                 -------------------

CAPITAL SHARES TRANSACTIONS
Beginning receivable for capital
 shares sold                             517,868
Add shareholder transactions         183,769,704
Less ending receivable for capital
 shares sold                          (1,116,097)
                                 -------------------
SUBTOTAL                             183,171,475 x
                                 -------------------

CASH PROVIDED BY FINANCING           173,794,040
                                 -------------------
                                 -------------------


INVESTMENT PURCHASES
Cost of long term purchases          231,158,718
Less ending payable for
 investments purchased                    (1,469)
Less cost adjustments for
 interfund transaction                    (6,563)
Add short term repo purchases      2,287,749,796
                                 -------------------
SUBTOTAL                           2,518,900,482 x
                                 -------------------

INVESTMENT SALES & MATURITIES
Long term sales proceeds              43,380,807
Less ending receivable for
investments sold                       (182,770)
Add short term repo maturities    2,293,083,692
Add Sweep Money Fund sales               23,849
                                 -------------------
SUBTOTAL                          2,336,305,578 x
                                 -------------------
CASH USED BY INVESTMENTS           (182,594,904)
                                 -------------------
                                 -------------------
Change in cash during year              362,701
                                 -------------------
Cash at beginning of year                15,936
                                 -------------------
Cash at end of year                      378,637
                                 -------------------

SAL cash balance                         378,637
Delta                                          -